Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past three fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices” section.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)	Value of initial fixed $100 investment based on:		Net Income ($000s)
							Total Shareholder Return	Peer Group Total Shareholder Return**
	Yael Duffy		John Murray
2022	$56,470	$(124,685)*	$121,175	$(490,790)*	$21,064	$(106,492)*	$16.96	$130.45	$(226,723)
2021	—	—	510,225	542,690	139,754	147,803	125.58	185.66	119,682
2020	—	—	426,070	442,115	119,712	124,535	110.84	114.64	82,071

*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Yael Duffy	$5,245	$19,620	$(115,434)	$10,245	$(44,362)	$(129,931)	$(124,685)
	John Murray	18,725	39,240	(392,040)	20,490	(177,205)	(509,515)	(490,790)
2021	John Murray	30,855	300,600	27,280	167,610	16,345	511,835	542,690
2020	John Murray	20,625	279,480	8,700	133,645	(335)	421,490	442,115
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Brian Donley	$1,189	$3,924	$(24,829)	$2,049	$(11,202)	$(30,058)	$(28,869)
	Rick Siedel	6,788	9,156	(130,680)	4,781	(74,160)	(190,903)	(184,115)
	2022 Average	3,989	6,540	(77,755)	3,415	(42,681)	(110,480)	(106,492)
2021	Yael Duffy	7,498	100,200	1,690	25,980	3,400	131,269	138,767
	Rick Siedel	12,210	100,200	10,560	25,980	7,890	144,630	156,840
	2021 Average	9,854	100,200	6,125	25,980	5,645	137,950	147,803
2020	Yael Duffy	3,023	93,160	887	22,650	(40)	116,657	119,680
	Rick Siedel	9,900	93,160	4,350	22,650	(670)	119,490	129,390
	2020 Average	6,462	93,160	2,619	22,650	(355)	118,074	124,535

Peer Group Issuers, Footnote [Text Block]	** Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Yael Duffy	$5,245	$19,620	$(115,434)	$10,245	$(44,362)	$(129,931)	$(124,685)
	John Murray	18,725	39,240	(392,040)	20,490	(177,205)	(509,515)	(490,790)
2021	John Murray	30,855	300,600	27,280	167,610	16,345	511,835	542,690
2020	John Murray	20,625	279,480	8,700	133,645	(335)	421,490	442,115

Non-PEO NEO Average Total Compensation Amount	$ 21,064	$ 139,754	$ 119,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ (106,492)	147,803	124,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Brian Donley	$1,189	$3,924	$(24,829)	$2,049	$(11,202)	$(30,058)	$(28,869)
	Rick Siedel	6,788	9,156	(130,680)	4,781	(74,160)	(190,903)	(184,115)
	2022 Average	3,989	6,540	(77,755)	3,415	(42,681)	(110,480)	(106,492)
2021	Yael Duffy	7,498	100,200	1,690	25,980	3,400	131,269	138,767
	Rick Siedel	12,210	100,200	10,560	25,980	7,890	144,630	156,840
	2021 Average	9,854	100,200	6,125	25,980	5,645	137,950	147,803
2020	Yael Duffy	3,023	93,160	887	22,650	(40)	116,657	119,680
	Rick Siedel	9,900	93,160	4,350	22,650	(670)	119,490	129,390
	2020 Average	6,462	93,160	2,619	22,650	(355)	118,074	124,535

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 16.96	125.58	110.84
Peer Group Total Shareholder Return Amount	130.45	185.66	114.64
Net Income (Loss)	(226,723,000)	119,682,000	82,071,000
Yaely Duffy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	56,470
PEO Actually Paid Compensation Amount	(124,685)
Non-PEO NEO Average Compensation Actually Paid Amount		138,767	119,680
John Murray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	121,175	510,225	426,070
PEO Actually Paid Compensation Amount	(490,790)	542,690	442,115
Brian Donley [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	(28,869)
Rick Siedel [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	(184,115)	156,840	129,390
PEO [Member] | Yaely Duffy [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,245
PEO [Member] | Yaely Duffy [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,620
PEO [Member] | Yaely Duffy [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(115,434)
PEO [Member] | Yaely Duffy [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,245
PEO [Member] | Yaely Duffy [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,362)
PEO [Member] | Yaely Duffy [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(129,931)
PEO [Member] | John Murray [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,725	30,855	20,625
PEO [Member] | John Murray [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,240	300,600	279,480
PEO [Member] | John Murray [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(392,040)	27,280	8,700
PEO [Member] | John Murray [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,490	167,610	133,645
PEO [Member] | John Murray [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(177,205)	16,345	(335)
PEO [Member] | John Murray [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(509,515)	511,835	421,490
Non-PEO NEO [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,989	9,854	6,462
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,540	100,200	93,160
Non-PEO NEO [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(77,755)	6,125	2,619
Non-PEO NEO [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,415	25,980	22,650
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,681)	5,645	(355)
Non-PEO NEO [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,480)	137,950	118,074
Non-PEO NEO [Member] | Yaely Duffy [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,498	3,023
Non-PEO NEO [Member] | Yaely Duffy [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		100,200	93,160
Non-PEO NEO [Member] | Yaely Duffy [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,690	887
Non-PEO NEO [Member] | Yaely Duffy [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,980	22,650
Non-PEO NEO [Member] | Yaely Duffy [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,400	(40)
Non-PEO NEO [Member] | Yaely Duffy [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		131,269	116,657
Non-PEO NEO [Member] | Brian Donley [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,189
Non-PEO NEO [Member] | Brian Donley [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,924
Non-PEO NEO [Member] | Brian Donley [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,829)
Non-PEO NEO [Member] | Brian Donley [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,049
Non-PEO NEO [Member] | Brian Donley [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,202)
Non-PEO NEO [Member] | Brian Donley [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,058)
Non-PEO NEO [Member] | Rick Siedel [Member] | Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,788	12,210	9,900
Non-PEO NEO [Member] | Rick Siedel [Member] | Year End Fair Value Of Equity Awards Granted And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,156	100,200	93,160
Non-PEO NEO [Member] | Rick Siedel [Member] | Change In Fair Value Of Year End Of Any Prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,680)	10,560	4,350
Non-PEO NEO [Member] | Rick Siedel [Member] | Awards Granted And Vested In Same Year Fair Value Of Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,781	25,980	22,650
Non-PEO NEO [Member] | Rick Siedel [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,160)	7,890	(670)
Non-PEO NEO [Member] | Rick Siedel [Member] | Total Equity Value Reflected In Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (190,903)	$ 144,630	$ 119,490